PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Impairment expense	$ 0	$ 113,413